General Information and Basis of Presentation - Schedule Of Distribution Of Assets And Liabilities To Its Wholly Owned Subsidiary C3is Inc (Parenthetical) (Detail)	Jun. 21, 2023 USD ($)
C3is Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment	$ 8,996,023